Events occurring after the balance sheet date	9 Months Ended
Sep. 30, 2024
Events occurring after the balance sheet date
Events occurring after the balance sheet date

14.    Events occurring after the balance sheet date

On October 15, 2024, Fresenius Medical Care US Finance II, Inc. redeemed $400,000 aggregate principal amount of bonds (€314,046 as of the date of issuance on October 29, 2014) at maturity.

No other significant events have taken place subsequent to the balance sheet date September 30, 2024 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.